Marketable Securities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
Fair value and carrying value at beginning of period	$ 1,175,892	$ 98,053
Increase in fair value	1,156,895	1,077,839
Fair value and carrying value at balance sheet date	$ 2,332,787	$ 1,175,892